SEGMENT INFORMATION - Schedule of Revenue by Geographic Region (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
SEGMENT INFORMATION [Abstract]
Europe	$ 8,930	$ 6,881	$ 16,725	$ 12,881
Asia	31,403	37,275	65,490	75,920
Australia	2,031	2,029	4,040	4,097
North America	6,790	2,937	13,180	4,211
Total	$ 49,154	$ 49,122	$ 99,435	$ 97,109